May 1, 2014

VIA ELECTRONIC FILING

Office of Disclosure and Review

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Wakefield Alternative Series Trust, Files Nos.: 333-177169; 811-22612

Ladies and Gentlemen:

On behalf of Wakefield Alternative Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, with respect to the Clinton Long Short Equity Fund (the “Fund”), a new series of the Trust.

If you have any questions concerning this filing, please contact JoAnn Strasser at (614) 469-3265 or Andrew Davalla at (614) 469-3353.

Very truly yours,

/s/ Thompson Hine LLP

THOMPSON HINE LLP ATTORNEYS AT LAW	41 South High Street Suite 1700 Columbus, Ohio 43215-6101	www.ThompsonHine.com Phone: 614.469.3200 Fax: 614.469.3361